Schedule of deadline for manifestation (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net	R$ 12,405,227	R$ 11,853,814
Post employment benefits
IfrsStatementLineItems [Line Items]
Current assets	112,057
Current liabilities	(106,889)
Net Current	5,168
Noncurrent assets	743,718
Noncurrent liabilities	(438,579)
Net Noncurrent	305,139
Net assets	855,775
Net liabilities	(545,468)
Net	R$ 310,307